UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

                      ANNUAL REPORT OF PROXY VOTING RECORD
                                       OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07021

Federated Investment Series Funds, Inc.
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(Exact name of registrant as specified in charter)

5800 Corporate Drive
Pittsburgh, PA  15237-7000
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(Address of principal executive offices)

John W. McGonigle, Esquire
Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA  15222-3779
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(Name and address of agent for service)

Registrant's telephone number, including area code: 412-288-1900

Date of reporting period: 7/1/2006 - 6/30/2007

============================= FEDERATED BOND FUND ==============================

NRG ENERGY INC

Ticker:       NRG            Security ID:  629377508
Meeting Date: APR 25, 2007   Meeting Type: Annual
Record Date:  MAR 12, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director David Crane                For       For        Management
1.2   Elect Director Stephen L. Cropper         For       For        Management
1.3   Elect Director Maureen Miskovic           For       For        Management
1.4   Elect Director Thomas H. Weidemeyer       For       For        Management
2     Ratify Auditors                           For       For        Management
========== END NPX REPORT

                                   SIGNATURES

         Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Federated Investment Series Funds, Inc.


By (Signature and Title)            /s/ J. Christopher Donahue
                                    J. Christopher Donahue
                                    Principal Executive Officer and President

Date:  August 21, 2007